UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6610

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
28	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus placeStateCalifornia
Intermediate Municipal Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. fixed-income market rallied in anticipation of and in response to the pause in the Fed’s tightening campaign, including municipal bonds. Investors apparently are optimistic that higher borrowing costs and moderating home values may wring current inflationary pressures from the economy. In addition, most states and municipalities have continued to report higher-than-expected tax receipts as a result of the recovering economy, helping to support the credit quality of many municipal bond issuers. As always, we encourage you to talk with your financial advisor about these and other developments to help ensure that your portfolio remains aligned with your current tax-managed needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

How did Dreyfus California Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund achieved a total return of 2.95% .1 In comparison, the Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.39% for the same period.2 In addition, the average total return for all funds reported in the Lipper California Intermediate Municipal Debt Funds category was 2.93% ..3

A market rally over the summer of 2006 more than offset market weakness that occurred in the spring as slowing U.S. economic growth helped ease investors’ inflation fears.The fund produced a slightly higher return than its Lipper category average, primarily due to its focus on longer-term securities. However, the fund lagged its benchmark’s return, which contains bonds from many states, not just placeStateCalifornia, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund’s goal is to seek as high a level of federal and California state tax-exempt income as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The municipal bond market encountered heightened volatility soon after the start of the reporting period, as strengthening labor markets, resurgent commodity prices and hawkish comments from members of the Federal Reserve Board (the “Fed”) raised inflation concerns and caused investors to revise upward their expectations for short-term interest rates. Indeed, the Fed continued to raise the interest rates at its meetings in May and June, hiking the overnight federal funds rate to 5.25% .

Market conditions and investor sentiment soon began to change, however, as a softening housing market and moderating employment gains indicated that U.S. economic growth was slowing.The Fed lent credence to this view in August, when it refrained from raising short-term interest rates for the first time in more than two years.The Fed also left interest rates unchanged in September, noting that the slowing economy should relieve prevailing inflationary pressures. Municipal bonds generally rallied as investors first anticipated and then reacted to the Fed’s pause in its tightening campaign, causing yield differences between shorter- and longer-term bonds to narrow toward historical lows.

In addition, municipal bond prices were supported by supply-and-demand influences. Many states and municipalities took in more tax revenue than they originally projected, reducing their need to borrow. Consequently, the national supply of newly issued bonds declined compared to the same period one year earlier, while demand from investors remained robust. Although placeStateCalifornia continued to rank as

4

the largest municipal bond issuer of all the states, its issuance volume also declined as its fiscal condition improved. In fact, the three major bond rating agencies upgraded their credit ratings for California’s general obligation debt during the reporting period.

During the reporting period, our strategy reflected a more constructive view of the market.The fund benefited during the market rally from its focus on bonds with maturities at the longer end of the intermediate-term range. In addition, the fund received strong contributions to its performance from its lower-rated holdings, including bonds backed by health care facilities.

What is the fund’s current strategy?

Given the downturn in the housing market, economic data has continued to indicate that U.S. economic growth is moderating with relatively little risk of recession. This suggests that the Fed is on hold for the foreseeable future. In this environment, volatility should be contained. Our longer-term outlook for the market is positive, but going into year-end and first quarter we would reduce duration and maintain an emphasis on income-oriented securities.

October 16, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California Intermediate Municipal Bond Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 3.92
Ending value (after expenses)	$1,029.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 3.90
Ending value (after expenses)	$1,021.21

† Expenses are equal to the fund’s annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.5%	Rate (%)	Date	Amount ($)	Value ($)

California—85.1%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,591,770
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.38	3/1/21	4,000,000	4,281,120
Alameda Corridor Transportation
Authority, Revenue
(Insured; MBIA)	5.13	10/1/16	2,000,000	2,104,700
Alameda County,
COP (Insured; MBIA)	5.38	12/1/12	2,000,000	2,190,640
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/11	2,000,000	2,128,340
California,
Economic Recovery Bonds	5.25	7/1/14	2,000,000	2,209,360
California,
GO	5.00	8/1/22	2,000,000	2,125,360
California,
GO (Various Purpose)	5.13	11/1/11	5,000,000	5,353,450
California,
GO (Various Purpose)	5.00	6/1/16	2,000,000	2,169,180
California,
GO (Veterans)	5.35	12/1/16	2,000,000	2,096,640
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC)	5.13	5/1/12	2,000,000 [a]	2,183,500
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA)	5.25	5/1/12	2,000,000	2,170,400
California Department of Water
Resources, Water System
Revenue (Central
Valley Project)	5.50	12/1/11	225,000 [a]	246,834
California Department of Water
Resources, Water System
Revenue (Central
Valley Project)	5.50	12/1/15	1,275,000	1,388,960

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; FGIC)	5.50	12/1/15	2,000,000	2,280,740
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,113,960
California Health Facilities
Financing Authority, Revenue
(Health Facility-Adventist
Health Systems)	5.00	3/1/17	870,000	911,142
California Health Facilities
Financing Authority, Revenue
(Health Facility-Adventist
Health Systems)	5.00	3/1/18	1,000,000	1,044,590
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 [a]	2,203,160
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul
Getty Trust)	4.00	12/1/11	3,000,000	3,015,060
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Co.)
(Insured; MBIA)	5.90	6/1/14	2,000,000	2,285,420
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	5.25	12/1/17	2,000,000	2,134,080
California State Public Works
Board, LR (Department of
Corrections) (California
State Prison—Kern
County at Delano II)	5.50	6/1/13	3,000,000	3,312,240
California State Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,807,831

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/20	1,275,000	1,367,794
California State Public Works Board,
LR (Department of Mental
Health-Coalinga State Hospital)	5.50	6/1/18	2,500,000	2,773,550
California State Public Works
Board, LR (University of
California Research Projects)
(Insured; MBIA)	5.25	11/1/17	1,000,000	1,110,280
California Statewide Communities
Development Authority,
Apartment Development Revenue
(Irvine Apartment Communities, L.P.)	5.05	5/15/08	5,000,000	5,075,250
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	1,000,000	1,032,190
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	2,000,000	2,064,380
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Co.) (Insured; XLCA)	4.10	4/1/13	4,000,000	4,093,840
California Statewide Communities
Development Authority, Revenue
(California Endowment)	5.25	7/1/20	2,280,000	2,488,688
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	3,000,000	3,191,070
Capistrano Unified School
District, Community Facilities
District Special Tax (Insured; FGIC)	5.00	9/1/19	3,545,000	3,835,796
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA)	5.50	10/1/13	1,000,000	1,116,400

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Cathedral City, Cove Improvement
District Number 2004-02,
Limited Obligation Improvement	5.00	9/2/21	1,040,000	1,061,102
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California)	6.00	2/1/20	1,000,000	1,054,090
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project)	3.95	12/20/07	2,500,000	2,500,650
Corona Redevelopment Agency,
Tax Allocation Revenue (Merged
Downtown and Amended Project
Area “A”) (Insured; FGIC)	5.00	9/1/16	1,000,000	1,081,540
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Insured; FGIC)	5.38	7/1/17	2,000,000	2,139,780
El Camino Community College
District, GO (Insured; FGIC)	5.00	8/1/19	2,000,000	2,179,780
El Segundo Unified School District
(Insured; FGIC)	5.25	9/1/17	1,145,000	1,260,920
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/15	1,000,000	1,123,840
Escondido Unified School District
(Insured; FSA)	5.25	8/1/16	1,795,000	1,952,583
Foothill/Eastern Transportation
Corridor Agency, Toll
Road Revenue	7.05	1/1/10	2,000,000	2,220,760
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,825,866
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,104,300
Fountain Valley School District,
COP (Insured; AMBAC)	2.50	11/1/06	2,000,000	1,997,140

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	3,500,000 [a]	3,630,970
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,420,000	2,480,936
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds
(Insured; FSA)	0/4.55	6/1/22	1,725,000 [b]	1,492,574
Hartnell Community College
District (Insured; MBIA)	5.25	8/1/16	1,880,000	2,083,378
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	2,000,000	1,994,860
Lincoln Special Tax,
Community Facilities
District No. 2003	5.65	9/1/19	1,140,000	1,204,273
Los Angeles Community College
District (Insured; MBIA)	5.50	8/1/11	1,845,000 [a]	2,014,039
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured; FGIC)	5.00	7/1/10	1,450,000 [a]	1,543,583
Los Angeles Harbor Department,
Revenue (Insured; FGIC)	5.00	8/1/07	3,990,000	4,038,758
Los Angeles Unified School
District (Insured; FGIC)	5.00	7/1/19	2,000,000	2,167,920
Los Angeles Unified School
District (Insured; MBIA)	5.50	7/1/12	2,850,000	3,145,431
Los Angeles Unified School
District (Insured; MBIA)	5.25	7/1/14	1,000,000	1,097,800
Los Angeles Unified School
District (Insured; MBIA)	5.75	7/1/15	3,000,000	3,464,670

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Metropolitan Water District of
Southern California,
Waterworks Revenue	5.25	3/1/11	3,000,000 [a]	3,249,540
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	1,993,970
Milpitas Redevelopment Agency, Tax
Allocation (Redevelopment
Project Area Number 1)
(Insured; MBIA)	5.25	9/1/17	2,000,000	2,170,940
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,479,326
North Orange County
Community College District
(Insured; MBIA)	5.00	8/1/19	1,000,000	1,084,560
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.25	8/15/19	1,100,000	1,149,929
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.30	8/15/20	1,450,000	1,516,584
Orange County Community Facilities
District, Special Tax (Number
04-1 Ladera Ranch)	4.88	8/15/21	2,355,000	2,393,386
Port of Oakland,
Revenue (Insured; MBIA)	5.00	11/1/13	1,000,000	1,061,470
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur) ,	5.00	9/1/19	1,015,000	1,036,873
Poway Unified School District
Community Facilities District
Number 14, Special Tax
(Del Sur)	4.90	9/1/18	1,790,000	1,817,065
Rancho Water District
(Insured; FSA)	5.50	8/1/08	1,670,000	1,730,855

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,391,191
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.00	9/2/10	1,230,000	1,220,049
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.25	9/2/11	1,000,000	999,310
Sacramento City Unified School
District (Election of 1999)
(Insured; FSA)	5.25	7/1/20	2,435,000	2,657,876
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.20	12/1/07	1,110,000	1,121,699
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,256,222
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,332,720
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,700,000 [a]	3,918,115
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,325,344
San Diego Housing Authority,
MFHR (Island Village Apartments)
(Collateralized; FHLMC)	5.10	7/1/12	960,000	1,008,710
San Diego Unified School District
(Election of 1998) (Insured; FSA)	5.25	7/1/16	1,465,000	1,614,225
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/18	2,000,000	2,189,100

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	240,465
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	224,080
San Mateo County Community College
District (Election of 2001)
(Insured; MBIA)	5.00	9/1/20	2,000,000	2,155,840
San Mateo Redevelopment
Agency, Merged Area Tax
Allocation Revenue	5.10	8/1/14	1,835,000	1,925,374
San Mateo Union High School
District (Insured; FSA)	5.00	9/1/21	2,545,000	2,726,077
Santa Clara Unified
School District	5.50	7/1/16	1,870,000	2,014,121
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	5.25	8/15/17	2,000,000	2,201,460
South Placer Wastewater Authority,
Wastewater Revenue
(Insured; FGIC)	5.50	11/1/10	1,000,000 [a]	1,087,620
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/17	1,000,000	1,092,530
Sunnyvale,
Solid Waste Revenue
(Insured; AMBAC)	5.50	10/1/15	1,695,000	1,844,685
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.50	1/1/08	1,500,000	1,513,500
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.50	1/1/09	1,685,000	1,708,539

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—11.4%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 [a]	1,076,840
Childrens’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 [a]	3,230,520
Guam,
LOR (Section 30) (Insured; FSA)	5.50	12/1/10	3,000,000	3,228,090
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/08	2,500,000	2,550,125
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	2,000,000	2,167,380
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 [a]	2,171,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	2,745,000	2,955,377
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,606,480
Puerto Rico Public Buildings
Authority, Government
Facility Revenue	5.50	7/1/16	1,500,000	1,673,115
Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
(Insured; AMBAC)	5.25	2/1/12	1,500,000	1,612,755
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,695,000	1,742,426
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,033,240
Total Long-Term Municipal Investments
(cost $222,358,912)				228,860,156

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.9%	Rate (%)	Date	Amount ($)	Value ($)

California;
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
The Bank of New York)	3.80	10/1/06	2,000,000 [c]	2,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.79	10/1/06	1,400,000 [c]	1,400,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company)
(LOC; Bank One)	3.70	10/1/06	1,000,000 [c]	1,000,000
Total Short-Term Municipal Investments
(cost $4,400,000)				4,400,000

Total Investments (cost $226,758,912)			98.4%	233,260,156

Cash and Receivables (Net)			1.6%	3,760,224

Net Assets			100.0%	237,020,380

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	57.0
AA	Aa		AA	6.6
A	A		A	14.5
BBB	Baa		BBB	12.6
F1	MIG1/P1		SP1/A1	1.9
Not Rated [d]	Not Rated [d]		Not Rated [d]	7.4
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments	226,758,912	233,260,156
Cash		918,194
Interest receivable		2,850,103
Receivable for shares of Beneficial Interest subscribed		228,032
Prepaid expenses		7,760
		237,264,245

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		129,846
Payable for shares of Beneficial Interest redeemed		65,050
Accrued expenses		48,969
		243,865

Net Assets ($)		237,020,380

Composition of Net Assets ($):
Paid-in capital		230,737,619
Accumulated undistributed investment income—net		26,451
Accumulated net realized gain (loss) on investments		(244,934)
Accumulated net unrealized appreciation
(depreciation) on investments		6,501,244

Net Assets ($)		237,020,380

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		16,843,393
Net Asset Value, offering and redemption price per share—Note 3 (d) ($)		14.07

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	4,971,575
Expenses:
Management fee—Note 3(a)	692,272
Shareholder servicing costs—Note 3(b)	125,187
Professional fees	23,842
Trustees’ fees and expenses—Note 3(c)	16,346
Custodian fees	12,486
Registration fees	5,791
Prospectus and shareholders’ reports	4,166
Loan commitment fees—Note 2	662
Miscellaneous	15,640
Total Expenses	896,392
Less—reduction in custody fees due to
earnings credit—Note 1(b)	(7,549)
Net Expenses	888,843
Investment Income—Net	4,082,732

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(198,611)
Net unrealized appreciation (depreciation) on investments	2,895,153
Net Realized and Unrealized Gain (Loss) on Investments	2,696,542
Net Increase in Net Assets Resulting from Operations	6,779,274

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net	4,082,732	7,809,573
Net realized gain (loss) on investments	(198,611)	345,840
Net unrealized appreciation
(depreciation) on investments	2,895,153	(2,060,774)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,779,274	6,094,639

Dividends to Shareholders from ($):
Investment income—net	(4,056,281)	(7,809,573)
Net realized gain on investments	—	(435,184)
Total Dividends	(4,056,281)	(8,244,757)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	27,977,433	46,028,549
Dividends reinvested	3,065,249	6,210,455
Cost of shares redeemed	(26,667,615)	(41,443,712)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	4,375,067	10,795,292
Total Increase (Decrease) in Net Assets	7,098,060	8,645,174

Net Assets ($):
Beginning of Period	229,922,320	221,277,146
End of Period	237,020,380	229,922,320

Capital Share Transactions (Shares):
Shares sold	2,012,763	3,264,789
Shares issued for dividends reinvested	220,313	440,607
Shares redeemed	(1,920,564)	(2,940,050)
Net Increase (Decrease) in Shares Outstanding	312,512	765,346

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2006		Year Ended March 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.91	14.04	14.49	14.55	13.88	13.97
Investment Operations:
Investment income—net [a]	.25	.49	.48	.52	.56	.58
Net realized and unrealized
gain (loss) on investments	.16	(.10)	(.33)	.07	.68	(.09)
Total from Investment Operations	.41	.39	.15	.59	1.24	.49
Distributions:
Dividends from investment
income—net	(.25)	(.49)	(.48)	(.52)	(.57)	(.58)
Dividends from net realized
gain on investments	—	(.03)	(.12)	(.13)	—	—
Total Distributions	(.25)	(.52)	(.60)	(.65)	(.57)	(.58)
Net asset value, end of period	14.07	13.91	14.04	14.49	14.55	13.88

Total Return (%)	2.95[b]	2.75	1.05	4.20	9.09	3.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[c]	.76	.77	.76	.76	.76
Ratio of net expenses
to average net assets	.77[c]	.76	.77	.76	.76	.76
Ratio of net investment income
to average net assets	3.54[c]	3.46	3.37	3.61	3.91	4.15
Portfolio Turnover Rate	15.08[b]	25.78	39.63	38.95	21.56	21.04

Net Assets, end of period
($ x 1,000)	237,020	229,922	221,277	224,196	220,393	197,339

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

24

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 were as follows: tax exempt income $7,809,573 and long-term capital gains $435,184. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2006 the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2006, the fund was charged $39,436 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $35,696 pursuant to the transfer agency agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $115,673, chief compliance officer fees $2,274 and transfer agency per account fees $11,899.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

(d) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2006, amounted to $41,484,191 and $33,873,801, respectively.

At September 30, 2006, accumulated net unrealized appreciation on investments was $6,501,244, consisting of $6,635,295 gross unrealized appreciation and $134,051 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

At a meeting of the Board of Trustees of the fund held on November 8, 2006, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and Dreyfus Premier California Tax Exempt Bond Fund, Inc. (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). It is currently contemplated that holders of fund shares as of December 15, 2006 will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about March 1, 2007.The Reorganization is expected to take place on or about March 8, 2007. In anticipation of the Reorganization, effective on or about November 17, 2006, the fund will be closed to any investments for new accounts.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Trustees held on August 9, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with

28

a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended June 30, 2006, and placed significant emphasis on comparisons of yield and total return performance for the fund to the same group of funds as the fund’s Expense Group (the “Performance Group”) and to a group of funds that was broader than the fund’s Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended June 30, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was slightly higher than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved various yields and total returns generally within several basis points higher or lower than the Performance Group median for each reported time period up to 10 years. The Board also noted that the fund achieved total returns at or higher than the Performance Group median in 5 of the 6 reported time periods, and higher than the Performance Universe median in 5 of the 6 reported time periods, as well as 1-year yields that were at or higher than the Performance Universe median for each reported time period up to 10 years.

The Fund 29

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

The Manager’s representatives noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies (and, as to mutual funds, reported in the same Lipper category) as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges deter-

30

mined by appropriate court cases to be reasonable given the services rendered and the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the fund’s Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More	Information

Dreyfus	Transfer Agent &
California Intermediate	Dividend Disbursing Agent
Municipal Bond Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)